united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 09/30

Date of reporting period: 03/31/18

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class C Shares: DPFCX
Class I Shares: DPFNX

Semi-Annual Report
March 31, 2018

www.deerparkfund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Deer Park Total Return Credit Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the period ended March 31, 2018, compared to its benchmarks:

			Annualized	Annualized
			Inception** -	Inception*** -
	Six Months	One Year	March 31, 2018	March 31, 2018
Class A Shares	1.67%	8.94%	9.72%	—
Class A Shares with load	(4.15)%	2.69%	7.10%	—
Class C Shares	1.23%	—	—	7.82%
Class I Shares	1.79%	9.19%	10.00%	—
Bloomberg Barclays U.S. Aggregate Bond Index	(1.08)%	1.20%	1.49%	0.88%
HFRX Fixed Income - Credit Index	0.18%	2.27%	2.26%	2.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.45%, 3.20% and 2.20%, respectively, for Class A, Class C and Class I shares per the January 29, 2018 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	Commencement of operations is April 6, 2017.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes and industry sectors as of March 31, 2018, are as follows:

Percent of
Portfolio Composition:	Net Assets
Non-Agency Residential Mortgage Backed Securities	74.8%
Short Term Investment	10.7%
Commercial Mortgage Backed Securities	8.2%
U.S. Government Treasury	4.1%
Corporate Bonds	3.9%
Other Mortgage Backed Securities	1.1%
Liabilities in Excess of Other Assets	(2.8)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	4.421	10/25/2033	$172,753
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	7.121	12/25/2032	175,134
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	4.047	8/25/2033	457,147
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	2.607	3/25/2035	590,882
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	7.121	11/25/2032	298,828
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	7.121	11/25/2033	409,967
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	7.121	4/25/2034	54,983
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	5.246	4/25/2034	203,749
1,330,464	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	4.871	4/25/2034	1,252,068
663,325	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	3.266	1/25/2035	575,550
3,622,425	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 1M Libor + 0.99%	2.861	5/25/2035	2,347,212
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	5.371	5/25/2035	1,176,723
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	4.651	4/25/2034	201,890
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	4.201	4/25/2034	360,237
453,384	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	4.722	9/25/2034	436,130
459,824	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 2.85%	4.372	10/25/2034	390,246
1,106,677	AFC Home Equity Loan Trust, 1M Libor + 0.81%	2.681	6/25/2029	960,163
2,917,165	Alternative Loan Trust 2004-29CB	5.500	1/25/2035	513,034
657,861	Alternative Loan Trust 2005-22T1, 1M Libor + 5.07%	3.198	6/25/2035	66,114
148,147	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month 1.31%	2.593	7/20/2035	117,891
189,031	Alternative Loan Trust 2005-36	3.333	5/25/2035	27,176
689,414	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	2.621	1/25/2036	531,675
743,541	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	2.771	12/25/2036	423,954
357,450	Alternative Loan Trust 2006-J3	4.750	12/25/2020	316,774
509,017	Alternative Loan Trust 2006- J5	6.500	9/25/2036	289,566
30,791,631	Alternative Loan Trust 2006-OA2	1.777	5/20/2046	2,266,908
2,408,951	Alternative Loan Trust 2006-OA6, 1M Libor + 0.27%	2.141	7/25/2046	1,874,060
4,717,090	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	2.032	7/25/2036	4,585,505
58,760,246	Alternative Loan Trust 2006-OA10	1.839	8/25/2046	3,241,888
2,372,728	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	2.062	9/25/2046	2,182,880
352,311	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	267,317
319,612	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month 0.96%	2.243	9/25/2046	288,351
4,107,888	American Home Mortgage Assets Trust 2007-1, Federal Reserve U.S. 12 month 0.70%	1.983	2/25/2047	2,680,252
6,488,340	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	2.631	11/25/2045	5,225,084
998,718	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	2.332	12/25/2046	486,323
491,405	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003 12, 1M Libor + 6.00%	5.683	1/25/2034	529,346
472,517	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-13, 1M Libor + 5.85%	5.666	1/25/2034	474,805
643,196	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	4.916	5/25/2033	478,754
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	4.632	5/25/2034	1,102,596
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	3.971	11/25/2034	185,073
367,414	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	3.896	10/25/2031	282,222
324,926	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	3.071	10/25/2031	289,254
3,764,955	Amortizing Residential Collateral Trust 2002-BC8, 1M Libor + 2.85%	4.722	11/25/2032	3,287,626
621,894	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2003-W4, 144A, 1M Libor + 5.25%	4.763	10/25/2033	520,092
95,969	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor + 2.78%	4.329	1/25/2034	77,109
411,165	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 2.18%	4.047	3/25/2034	405,839
432,822	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 3.23%	5.096	4/25/2034	415,336
215,995	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 2.93%	4.769	4/25/2034	210,566
100,949	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	4.777	8/15/2033	100,764
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	5.996	6/25/2034	399,702
589,654	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	4.421	6/25/2034	513,988
103,819	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	3.971	6/25/2034	101,629
82,394	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	2.922	12/25/2034	79,167
463,891	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 144A, 1M Libor + 2.75%	4.622	9/25/2034	287,497
315,972	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 144A, 1M Libor + 1.90%	3.772	9/25/2034	261,635
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	3.102	2/25/2035	180,246
3,654,000	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE7, 1M Libor + 1.25%	3.121	7/25/2035	3,358,286
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	3.896	5/25/2035	1,066,007
5,000,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.152	7/25/2036	3,937,508
1,824,440	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	5.096	8/25/2032	1,093,562
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 1M Libor + 2.55%	4.421	4/25/2034	272,056

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8% (continued)
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	3.552	1/25/2035	$1,948,268
62,873	Banc of America Funding 2004-C Trust	3.883	12/20/2034	58,693
296,612	Banc of America Funding 2005-F Trust	3.689	9/20/2035	276,106
121,774	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	2.132	9/20/2035	89,594
2,000,000	Banc of America Funding 2006-D Trust, 1M Libor + 0.28%	2.102	5/20/2036	1,074,117
2,421,691	BankUnited Trust 2005-1, 1M Libor + 0.39%	2.261	9/25/2045	2,282,132
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	3.227	6/28/2044	1,847,823
2,387	Bayview Financial Mortgage Pass-Through Trust 2006-B	6.038	4/28/2036	2,385
239,659	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	2.041	1/25/2037	227,839
445,970	BCMSC Trust 2001-A	8.265	12/15/2030	264,635
963,320	Bear Stearns ALT-A Trust 2003-6	3.428	1/25/2034	608,926
178,902	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	2.372	1/25/2036	187,220
878,746	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	2.041	4/25/2037	862,859
60,352	Bear Stearns ARM Trust 2002-1	4.242	2/25/2024	56,384
195,660	Bear Stearns ARM Trust 2004-6	3.616	9/25/2034	171,379
180,927	Bear Stearns ARM Trust 2004-7	3.750	10/25/2034	174,436
166,889	Bear Stearns ARM Trust 2007-4	3.632	6/25/2047	164,775
618,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	5.871	10/25/2034	605,297
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	4.722	6/25/2034	257,080
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	4.722	9/25/2034	740,702
227,870	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	5.996	8/25/2034	153,295
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	7.496	8/25/2034	163,233
195,968	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	3.971	8/25/2034	189,848
836,637	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	4.497	9/25/2034	619,574
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	3.971	9/25/2034	542,049
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	4.497	11/25/2034	345,340
303,788	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	3.971	11/25/2034	284,685
336,324	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	4.571	12/25/2034	300,444
1,119,625	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	3.746	4/25/2035	1,031,193
1,060,328	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	2.041	3/25/2037	1,306,579
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.625%	7.496	7/25/2034	51,671
166,508	Bear Stearns Asset Backed Securities Trust	8.410	10/25/2029	171,243
318,103	Bear Stearns Asset Backed Securities Trust	8.220	10/25/2029	307,271
310,774	Bear Stearns Asset Backed Securities Trust 2003-AC4	5.658	9/25/2033	287,815
192,661	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	6.747	10/25/2033	193,723
131,168	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	4.521	11/25/2033	115,309
215,809	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	5.246	1/25/2034	74,595
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	4.722	1/25/2034	74,905
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	6.486	2/25/2034	95,992
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	6.357	3/25/2034	327,790
59,550	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	4.497	3/25/2034	59,257
697,016	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	3.971	3/25/2034	684,529
153,323	Bear Stearns Asset Backed Securities Trust 2004-SD1	6.000	12/25/2042	144,127
1,125,000	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	5.622	12/25/2044	944,869
156,108	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	165,095
707,709	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	2.131	8/25/2036	1,667,736
1,434,600	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	2.081	12/25/2046	3,073,071
354,669	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	2.012	3/25/2037	337,552
103,073	BellaVista Mortgage Trust 2005-2, 1M Libor + 0.50%	2.058	5/20/2045	86,468
2,400,000	Bsprt 2017-Fl1 Issuer Ltd, 144A, 1M Libor + 4.25%	6.027	6/15/2027	2,429,868
336,951	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	4.196	5/25/2034	305,304
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	3.041	2/25/2035	937,070
1,116,074	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	2.122	4/25/2036	909,298
2,981,487	CBA Commercial Small Balance Commercial Mortgage, 144A	5.540	1/25/2039	2,519,827
2,335,115	C-BASS 2007-CB1 TRUST	5.835	1/25/2037	1,150,988
1,052,516	C-BASS 2007-CB1 TRUST	5.721	1/25/2037	518,883
311,352	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	1.942	1/25/2037	139,223
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	4.722	10/25/2033	778,744
193,029	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	4.497	11/25/2033	189,988
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	3.671	6/25/2034	528,471

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8% (continued)
1,231,032	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	3.671	11/25/2034	$1,112,881
438,290	Centex Home Equity Loan Trust 2001-b	7.330	7/25/2032	392,349
1,285,330	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	3.446	3/25/2034	1,219,853
4,049,717	Centex Home Equity Loan Trust 2004-C, 1M Libor + 1.73%	3.597	6/25/2034	3,077,956
172,252	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	2.872	9/25/2034	168,932
52,983	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	4.272	6/25/2034	52,954
154,556	Chase Funding Trust Series 2003-3	4.885	5/25/2032	108,247
105,893	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	101,540
2,700,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.40%	2.271	5/25/2037	1,730,040
1,359,510	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 144A, 1M Libor + 0.18%	2.051	5/25/2048	1,071,498
173,609	Chevy Chase Mortgage Funding Corp. ADJ%	2.192	5/25/2035	168,781
754,388	CHL Mortgage Pass-Through Trust 2003-58	3.697	2/19/2034	699,324
79,627	CHL Mortgage Pass-Through Trust 2004-2	3.774	3/25/2034	67,682
1,543,340	CHL Mortgage Pass-Through Trust 2004-6	3.584	5/25/2034	1,387,230
671,326	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	2.552	3/25/2035	624,506
80,905	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	2.141	4/25/2035	80,505
689,289	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	446,467
199,076	CHL Mortgage Pass-Through Trust 2007-HYB2	3.450	2/25/2047	180,265
8,000,000	CIT Mortgage Loan Trust 2007-1, 144A, 1M Libor + 1.75%	3.621	10/25/2037	6,343,705
230,729	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	6.000	8/25/2036	166,498
175,328	Citicorp Mortgage Securities Trust Series 2007-7	0.000	8/25/2037	139,229
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1	6.142	7/25/2036	1,596,608
5,484,353	Citicorp Residential Mortgage Trust Series 2006-2	5.996	9/25/2036	570,985
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	3.221	1/25/2032	439,673
391,986	Citigroup Mortgage Loan Trust 2005-3	3.500	8/25/2035	303,607
1,700,000	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	2.621	1/25/2036	1,391,393
2,401,000	Citigroup Mortgage Loan Trust 2007-2	6.000	11/25/2036	1,944,595
138,311	Citigroup Mortgage Loan Trust 2007-AR8	3.621	7/25/2037	136,055
497,039	Citigroup Mortgage Loan Trust 2007-OPX1	6.333	1/25/2037	353,339
39,009	Citigroup Mortgage Loan Trust Inc	3.748	2/25/2034	39,180
62,925	Citigroup Mortgage Loan Trust Inc	3.775	3/25/2034	62,911
465,453	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	3.732	2/25/2035	421,517
698,179	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	2.967	2/25/2035	648,913
4,832,547	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	2.522	10/25/2035	1,627,476
1,013,007	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	2.131	11/25/2035	820,269
131,724	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	124,011
288,226	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%	5.246	3/25/2032	278,588
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.121	11/25/2032	456,715
841,422	Countrywide Asset-Backed Certificates	4.497	12/25/2032	627,828
142,732	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	4.421	4/25/2033	126,466
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	3.971	8/25/2033	449,245
2,983	Countrywide Asset-Backed Certificates	3.822	2/25/2034	2,992
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.121	7/25/2034	21,337
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	3.746	10/25/2034	54,446
695,721	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	2.372	3/25/2036	634,684
92,148	Countrywide Asset-Backed Certificates, 1M Libor + 0.38%	2.252	5/25/2037	84,620
385,160	Countrywide Asset-Backed Certificates, 144A, 1M Libor + 0.45%	2.321	3/25/2047	235,058
428,674	Credit Suisse First Boston Mortgage Securities Corp.	4.078	6/25/2032	425,458
236,542	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	3.872	10/25/2032	219,128
173,794	Credit Suisse First Boston Mortgage Securities Corp.	3.746	3/25/2033	163,693
438,290	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	3.872	2/25/2035	413,552
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	3.822	4/25/2032	827,369
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	4.871	5/25/2032	560,884
544,764	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	7.496	10/25/2032	496,759
235,891	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	3.296	1/25/2033	235,327
121,728	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.91%	3.777	3/25/2033	115,499
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	4.322	3/25/2034	169,781
221,578	Credit-Based Asset Servicing & Securitization LLC, 144A, 1M Libor + 3.75%	4.322	3/25/2034	224,019
75,143	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	4.322	3/25/2034	74,186
75,281	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	2.967	1/25/2035	76,003

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8% (continued)
324,485	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	4.571	7/25/2035	$316,843
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	2.501	7/25/2035	315,504
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.000	9/25/2035	2,614,478
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 144A, 1M Libor + 0.70%	2.572	7/25/2036	2,796,154
445,000	Credit-Based Asset Servicing & Securitization LLC	6.114	4/25/2037	368,370
1,360,918	Credit-Based Asset Servicing & Securities	5.622	5/25/2050	1,290,962
175,070	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10	5.733	5/25/2033	163,913
844,347	CSFB Mortgage-Backed Trust Series 2004-7	5.935	11/25/2034	355,225
441,912	CWABS Asset-Backed Certificates Trust 2005-1	5.555	7/25/2035	423,980
783,000	CWABS Asset-Backed Certificates Trust 2005-4	4.654	7/25/2035	210,448
5,000,000	CWABS Asset-Backed Certificates Trust 2005-7	5.115	10/25/2035	3,980,958
386,000	CWABS Asset-Backed Certificates Trust 2005-17	4.495	3/25/2034	391,378
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor + 4.50%	6.371	8/25/2033	1,855,402
43,619	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 3.00%	4.871	4/25/2034	42,780
360,269	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 2.33%	4.196	5/25/2034	350,347
145,802	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 0.86%	2.276	8/25/2034	142,698
910,932	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	1.977	5/15/2036	862,375
101,283	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1, 1M Libor + 0.14%	2.012	8/25/2037	101,187
1,360,094	Deutsche Mortgage Securities ADJ%	2.127	5/28/2037	184,824
37,489	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.10%	2.908	8/25/2035	33,265
118,652	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.33%	2.138	2/19/2045	22,070
557,712	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.18%	1.988	4/19/2047	464,281
1,007,443	EMC Mortgage Trust Loan Trust ADJ%	4.171	5/25/2039	768,838
415,231	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	5.771	12/25/2034	196,954
681,206	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 2.63%	4.497	12/25/2034	616,629
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	3.671	4/25/2035	724,458
16,061,324	Fannie Mae REMICS, 1M Libor + 6.05%	4.178	3/25/2039	1,254,852
20,377,809	Fannie Mae REMICS, 1M Libor + 6.15%	4.278	4/25/2040	2,005,792
9,083,286	Fannie Mae REMICS, 1M Libor + 6.05%	4.178	3/25/2047	1,675,404
7,152,297	Fannie Mae REMICS, 1M Libor + 6.15%	4.278	9/25/2047	1,460,829
8,613,921	Fannie Mae REMICS, 1M Libor + 6.20%	4.328	12/25/2047	1,664,147
281,641	FBR Securitization Trust, 1M Libor + 0.68%	2.546	10/25/2035	213,013
579,744	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	4.047	6/25/2034	433,491
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	3.971	5/25/2034	114,702
294,125	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	3.552	9/25/2032	296,260
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	2.954	2/25/2033	497,450
961,540	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	4.004	9/25/2033	884,449
425,302	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	3.922	2/25/2034	398,569
591,477	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	3.952	8/25/2034	567,897
728,519	First Franklin Mortgage Loan Trust 2004-FF7	5.550	9/25/2034	491,910
1,527,161	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	3.296	10/25/2034	1,508,579
87,842	First Franklin Mortgage Loan Trust 2004-FFB	4.903	6/25/2024	87,195
5,609,243	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.411	10/25/2035	5,213,059
3,780,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	1.822	4/25/2036	2,688,960
5,643,553	First NLC Trust 2005-1, 1M Libor + 0.65%	2.517	5/25/2035	4,959,384
1,926,713	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A	5.499	11/25/2052	1,830,377
3,925,765	Freddie Mac REMICS, 1M Libor + 6.70%	4.923	2/15/2042	561,396
8,987,459	Freddie Mac REMICS, 1M Libor + 6.10%	4.323	12/15/2044	1,414,517
4,715,112	Freddie Mac REMICS, 1M Libor + 6.10%	4.323	5/15/2047	920,360
5,902,633	Freddie Mac REMICS, 1M Libor + 6.10%	4.323	6/15/2047	1,180,432
14,443,525	Freddie Mac REMICS, 1M Libor + 6.15%	4.373	9/15/2047	2,711,355
610,513	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	3.597	8/25/2034	530,813
711,592	GE Capital Mortgage Services Corp. 1999-HE3 Trust	7.775	10/25/2029	755,828
291,679	GE Capital Mortgage Services, Inc. ADJ%	7.905	7/25/2029	146,029
1,065,830	GMACM Mortgage Loan Trust 2004-GH1	5.000	7/25/2035	1,004,939
151,785	GreenPoint Mortgage Funding Trust 2006-AR3, 1M Libor + 0.23%	2.102	4/25/2036	181,438
710,180	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	2.446	10/25/2034	660,914
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	3.071	6/25/2035	3,065,911
1,692,000	GSAA Trust	5.760	11/25/2034	1,604,902
5,000,000	GSAA Trust, 1M Libor + 0.77%	2.642	6/25/2035	2,657,082

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8% (continued)
614,438	GSAMP Trust 2003-HE2, 1M Libor + 4.43%	6.297	8/25/2033	$617,670
178,106	GSAMP Trust 2003-SEA, 144A, 1M Libor + 4.25%	6.122	2/25/2033	177,915
662,795	GSAMP Trust 2004-HE2, 1M Libor + 3.23%	4.583	9/25/2034	354,074
98,594	GSAMP Trust 2004-HE2, 1M Libor + 1.65%	3.521	9/25/2034	96,268
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	3.756	11/25/2034	57,845
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	4.346	10/25/2034	76,376
1,600,000	GSAMP Trust 2005-SD2, 144A, 1M Libor + 1.45%	3.322	4/25/2035	1,192,141
6,210,887	GSAMP Trust 2006-HE3, 2.152% due 5/25/2046, 1M Libor + 0.28%	2.152	5/25/2046	4,363,355
2,126,778	GSMPS Mortgage Loan Trust 2003-3, 144A	7.080	6/25/2043	884,502
184,238	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	179,702
39,022	GSR Mortgage Loan Trust 2004-7	3.111	6/25/2034	37,500
3,116,681	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	2.221	5/25/2036	704,857
1,449,301	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	2.221	10/25/2036	512,552
34,811	GSR Mortgage Loan Trust 2006-AR2	3.526	4/25/2036	31,542
787,460	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	2.748	11/19/2034	366,859
11,502,523	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	1.988	3/19/2037	8,768,176
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	4.421	3/25/2033	201,684
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	5.371	3/25/2034	1,201,316
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	4.372	4/25/2034	246,421
600,502	Home Equity Asset Trust, 1M Libor + 2.60%	4.471	8/25/2034	777,572
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	3.372	3/25/2035	743,787
280,368	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	3.722	6/25/2032	254,817
1,037,994	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	4.622	10/25/2034	1,005,944
228,919	Home Equity Asset Trust 2006-2, 144A, 1M Libor + 0.38%	2.252	5/25/2036	214,328
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	2.311	3/25/2036	121,646
519,868	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	4.047	12/25/2032	409,983
148,077	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A	5.945	4/25/2033	141,498
547,265	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 3.15%	5.021	11/25/2034	551,699
543,412	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	4.047	11/25/2034	542,891
464,872	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 2.63%	4.497	3/25/2035	413,943
435,817	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	3.746	3/25/2035	395,119
232,436	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	3.296	3/25/2035	212,078
364,923	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	2.846	12/25/2034	329,559
1,271,849	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	3.121	3/25/2035	1,171,796
453,975	IMC Home Equity Loan Trust 1998-1	7.530	6/20/2029	443,520
11,115	IMC Home Equity Loan Trust 1998-5	6.560	12/20/2029	11,378
246,003	Impac CMB Trust Series 2004-6, 1M Libor + 1.95%	3.822	10/25/2034	226,431
668,526	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	2.612	3/25/2035	618,546
153,278	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	4.346	4/25/2035	146,609
178,825	Impac CMB Trust Series 2005-2, 2.996% due 4/25/2035, 1M Libor + 1.13%	2.996	4/25/2035	166,732
1,240,675	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	2.636	4/25/2035	943,796
145,523	Impac CMB Trust Series 2005-3, 1M Libor + 0.60%	2.472	8/25/2035	123,941
83,932	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	5.246	10/25/2035	83,427
90,663	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	81,793
4,069,677	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	3.521	2/25/2035	3,244,780
46,039	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.90%	2.771	8/25/2034	961
117,840	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	2.671	8/25/2034	107,617
935,868	JP Morgan Alternative Loan Trust	3.527	5/25/2036	806,995
903,144	JP Morgan Mortgage Trust 2005-A1	3.729	2/25/2035	748,377
243,010	JP Morgan Mortgage Trust 2006-A6	3.497	10/25/2036	215,750
471,177	JP Morgan Mortgage Trust 2006-A7	3.567	1/25/2037	476,650
227,403	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	192,159
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 144A	2.161	6/25/2037	3,869,251
91,794	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	90,977
134,125	Lehman XS Trust 2007-1, 1M Libor + 0.23%	2.102	2/25/2037	93,512
4,946,387	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	2.231	11/25/2035	4,183,968
1,055,219	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	2.112	6/25/2047	958,053
341,836	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	2.721	9/25/2047	334,906
1	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 2.93%	3.396	7/25/2031	213,018
64,074	Long Beach Mortgage Loan Trust 2001-4, 1M Libor + 2.48%	4.346	3/25/2032	62,066

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8% (continued)
79,245	Long Beach Mortgage Loan Trust 2003-3, 1M Libor + 2.78%	4.646	7/25/2033	$79,349
290,600	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	4.497	8/25/2033	296,273
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	3.296	2/25/2035	3,845,741
5,640,751	Long Beach Mortgage Loan Trust 2005-3, 1M Libor + 0.71%	2.576	8/25/2045	3,144,027
776,648	MASTR Adjustable Rate Mortgages Trust 2004-10	3.645	10/25/2034	486,109
305,067	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	2.271	3/25/2036	57,432
469,335	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	2.221	3/25/2036	86,917
125,351	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	125,901
332,556	Mastr Specialized Loan Trust, 144A	5.750	2/25/2036	336,560
835,052	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	4.346	7/25/2034	708,260
228,992	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	6.221	8/25/2035	204,256
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	4.646	12/25/2034	454,063
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 144A, 1M Libor + 5.63%	7.496	9/25/2035	755,547
162,727	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3	3.536	9/25/2037	156,835
1,085,176	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3	3.801	9/25/2037	881,893
132,514	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1	3.603	2/25/2034	111,328
83,858	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 1M Libor + 2.85%	4.722	5/25/2033	82,099
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	6.821	4/25/2033	689,408
295,241	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	7.496	6/25/2033	292,183
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	7.496	9/25/2033	489,088
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	7.271	9/25/2033	393,287
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	7.496	10/25/2033	750,710
163,394	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	5.021	5/25/2034	160,138
1,365,296	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	3.896	8/25/2034	1,230,177
173,824	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	4.571	9/25/2034	168,014
587,580	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	3.822	9/25/2034	570,644
1,740,224	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	3.446	11/25/2034	1,640,445
58,663	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	3.597	7/25/2034	57,280
128,163	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	4.646	9/25/2034	127,880
507,220	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	3.746	9/25/2034	499,059
142,835	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.58%	3.446	11/25/2034	139,418
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	3.296	1/25/2035	1,109,512
1,510,973	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	3.176	12/25/2034	1,456,078
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	2.891	1/25/2035	418,511
292,403	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	3.746	1/25/2035	273,747
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	2.967	1/25/2035	1,009,309
2,030,810	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	2.906	3/25/2035	1,043,756
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	2.846	2/25/2035	1,177,475
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	2.922	4/25/2035	194,975
92,567	Morgan Stanley Dean Witter Capital ADJ%	5.397	4/25/2033	83,662
177,735	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 1M Libor + 0.95%	2.816	10/25/2031	198,882
437,254	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	2.681	5/25/2035	419,218
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	2.152	3/25/2037	2,139,271
539,161	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	6.634	1/25/2034	529,242
546,652	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	4.196	5/25/2034	503,944
153,669	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	3.597	11/25/2034	149,559
2,019,256	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	3.071	3/25/2035	1,089,637
3,939,211	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	2.891	6/25/2035	2,111,528
585,070	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	2.032	8/25/2035	556,093
2,228,218	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	4.871	1/25/2033	2,131,405
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	7.496	7/25/2033	143,409
507,790	New Century Home Equity Loan Trust Series 2003-5	6.000	11/25/2033	503,481
2,000,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.342	2/25/2036	1,471,725
314,873	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%	2.491	1/25/2036	341,908
1,281,027	NovaStar Home Equity Loan ADJ%	4.421	6/25/2034	1,144,424
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	4.646	12/25/2034	84,649
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	4.421	3/25/2035	2,283,799
3,450,000	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	3.642	6/25/2035	2,389,919
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	4.346	1/25/2034	275,769
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	3.896	1/25/2034	419,972

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8% (continued)
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	4.571	5/25/2034	$474,066
394,036	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	3.446	5/25/2034	377,256
269,818	Origen Manufactured Housing	7.820	3/15/2032	266,570
833,790	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	4.646	7/25/2035	1,067,552
6,391,120	Ownit Mortgage Loan Trust Series 2005-3, 1M Libor + 0.68%	2.546	6/25/2036	6,150,635
2,941,341	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 144A, 1M Libor + 1.11%	2.981	3/25/2035	1,580,145
4,223,335	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	2.531	9/25/2035	1,474,536
179,284	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	4.571	10/25/2034	127,938
189,648	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	3.597	10/25/2034	188,730
127,421	Popular ABS Mortgage Pass-Through Trust 2005-5	5.297	11/25/2035	127,611
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	3.521	6/25/2035	726,222
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	3.772	8/25/2035	664,011
2,864,488	Popular ABS Mortgage Pass-Through Trust 2006-E, 1M Libor + 0.28%	2.152	1/25/2037	1,427,544
223,759	Prime Mortgage Trust 2006-1	5.500	6/25/2036	225,222
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	2.351	2/25/2035	433,975
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	2.271	2/25/2035	674,785
263,307	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.84%	2.461	1/25/2031	237,955
969,967	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.78%	2.401	1/25/2031	875,296
115,905	Quest Trust, 144A, 1M Libor + 4.88%	6.747	2/25/2034	117,752
2,222,161	Quest Trust, 144A, 1M Libor + 5.25%	4.831	12/25/2033	1,947,880
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	3.722	9/25/2034	134,855
220,129	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	2.171	6/25/2044	200,130
515,883	RAAC Series 2007-RP4 Trust, 144A, 1M Libor + 0.35%	2.221	11/25/2046	467,263
50,007	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	2.321	5/25/2018	48,619
4,776,523	RALI Series 2006-QO7 Trust, 1M Libor + 0.80%	2.083	9/25/2036	4,242,834
73,318	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	2.271	6/25/2036	57,339
84,217,736	RALI Series 2006-QS12 Trust	0.469	9/25/2036	1,263,691
2,217,117	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	2.122	6/25/2037	488,932
2,248,602	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	2.141	8/25/2037	1,055,951
218,912	RAMP Series 2003-RS10 Trust, 1M Libor + 2.55%	4.421	11/25/2033	210,105
196,179	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	3.772	10/25/2031	195,971
3,750,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	2.572	9/25/2035	2,731,108
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	2.501	9/25/2035	902,869
4,388,690	RASC Series 2004-KS1 Trust	7.487	3/25/2032	4,103,388
1,161,449	RASC Series 2004-KS1 Trust, 1M Libor + 1.58%	3.446	2/25/2034	1,116,712
1,844,466	RASC Series 2004-KS6 Trust	5.194	7/25/2034	1,475,036
318,676	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	7.121	12/25/2032	130,749
36,563	Renaissance Home Equity Loan Trust 2003-3, 1M Libor + 3.25%	5.122	12/25/2033	35,962
4,050,000	Renaissance Home Equity Loan Trust 2005-3	5.256	11/25/2035	1,817,756
36,805,859	Residential Asset Securitization Trust 2005-A11CB	0.321	10/25/2035	362,225
3,617,392	Residential Asset Securitization Trust 2007-A9	7.000	9/25/2037	1,034,306
41,006	RFSC Series 2001-RM2 Trust	3.479	6/25/2031	38,910
350,707	SACO I Inc., 144A	5.809	4/25/2039	347,200
719,805	SASCO Mortgage Loan Trust 2004-GEL2	5.500	5/25/2034	606,306
618,856	SASCO Mortgage Loan Trust 2004-GEL2	5.500	7/19/2044	603,500
293,342	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	4.459	12/25/2032	262,936
387,450	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	4.364	12/25/2033	334,235
1,709,557	Saxon Asset Securities Trust 2004-1, 1M Libor + 2.63%	3.738	3/25/2035	396,228
296,581	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	3.777	8/25/2035	295,573
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	4.686	5/25/2035	160,206
1,000,000	Saxon Asset Securities Trust 2005-3, 1M Libor + 1.20%	3.421	11/25/2035	198,834
5,250,000	Saxon Asset Securities Trust 2006-1, 1M Libor + 0.77%	2.636	3/25/2036	885,476
4,500,000	Saxon Asset Securities Trust 2007-4, 144A, 1M Libor + 3.00%	4.871	12/25/2037	2,183,847
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	4.871	2/25/2034	25,264
213,706	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	4.047	2/25/2034	200,573
100,633	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	3.597	2/25/2034	100,846
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	3.552	9/25/2034	125,493
284,551	Security National Mortgage Loan Trust ADJ%	2.271	2/25/2035	247,546
454,755	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	2.947	9/20/2032	407,282
203,619	Soundview Home Loan Trust 2004-WMC1, 1M Libor + 1.20%	3.071	1/25/2035	199,146

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 74.8% (continued)
2,365,735	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	2.032	11/25/2036	$2,292,936
473,860	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	2.051	7/25/2037	413,271
174,448	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	6.371	6/25/2034	167,019
345,963	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 1M Libor + 2.40%	4.272	8/25/2034	332,502
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	4.421	2/25/2035	365,123
246,329	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	3.822	2/25/2035	245,247
95,104	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	4.497	7/25/2035	92,480
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	6.371	10/25/2033	200,070
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	3.251	4/25/2033	255,516
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	6.747	6/25/2033	123,912
851,404	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 4.50%	6.371	8/25/2033	747,756
51,196	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	4.497	8/25/2033	49,660
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	6.371	10/25/2033	459,271
236,539	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	3.597	9/25/2034	235,599
139,655	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	2.801	9/25/2034	139,725
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	4.646	10/25/2034	67,104
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	3.147	12/25/2034	488,527
5,323,415	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	2.332	5/25/2045	4,741,480
921,844	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	2.081	4/25/2036	848,728
637,750	Structured Asset Mortgage Investments II Trust 2007-AR4, 1M Libor + 0.25%	2.122	9/25/2047	2,677,718
464,500	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	431,736
194,516	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	192,861
214,635	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS	5.618	11/25/2033	130,042
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS	5.670	3/25/2034	172,898
558,458	Terwin Mortgage Trust 2003-7SL, 144A	8.000	12/25/2033	537,698
957,433	Terwin Mortgage Trust 2004-18SL, 144A	8.000	10/25/2034	879,242
376,242	Terwin Mortgage Trust 2006-HF-1, 144A	4.560	2/25/2034	308,519
260,000	Terwin Mortgage Trust 2007-QHL1, 144A, 1M Libor + 1.50%	3.372	10/25/2038	224,994
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE	6.000	7/25/2034	147,865
108,127	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A	8.000	10/25/2034	105,840
122,272	Terwin Mortgage Trust Series TMTS 2003-8HE, 1M Libor + 2.40%	4.272	12/25/2034	121,369
1,423,944	Truman Capital Mortgage Loan Trust, 144A, 1M Libor + 2.75%	4.622	12/25/2034	1,295,774
949,888	UCFC Home Equity Loan Trust 1998-D	7.750	4/15/2030	906,287
312,728	Voyager CNTYW Delaware Trust	33.796	2/16/2036	268,423
87,510	WaMu Mortgage Pass-Through Certificates Series 2003-S10 Trust	4.712	10/25/2018	87,355
31,830	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust	5.250	2/25/2018	32,075
9,961	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust	5.250	2/25/2018	10,038
2,583,366	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	1.932	10/25/2036	1,417,769
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A, 1M Libor + 4.50%	6.371	10/25/2034	1,010,911
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A	5.000	10/25/2034	976,230
1,084,604	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	4.691	10/25/2034	1,080,786
276,417	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	5.622	4/25/2035	281,079
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 144A, 1M Libor + 3.75%	5.622	4/25/2035	1,746,152
383,980	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	2.822	4/25/2034	362,587
811,707	Wells Fargo Mortgage Backed Securities 2004-BB Trust	3.722	1/25/2035	818,696
294,602	Wells Fargo Mortgage Backed Securities 2004-C Trust	4.164	4/25/2034	153,674
109,800	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust	3.682	6/25/2035	106,187
242,294	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	2.271	6/25/2037	109,416
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $343,318,619)			361,696,656

	COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2%
199,103	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	2.531	8/25/2035	171,483
199,103	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	2.491	8/25/2035	186,036
974,806	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	2.482	8/25/2035	931,055
749,953	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	2.351	8/25/2035	718,858
1,622,284	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	2.972	11/25/2035	1,517,076
688,936	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	2.382	11/25/2035	651,750
595,826	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	2.292	7/25/2036	556,309
162,859	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	2.181	7/25/2036	156,763
1,014,117	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.49%	2.361	1/25/2037	842,483
3,267,554	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	2.342	1/25/2037	2,808,350
727,344	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.29%	2.162	3/25/2037	636,126

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2% (continued)
204,869	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	2.091	3/25/2037	$196,910
2,769,396	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	1.941	7/25/2037	2,589,708
3,186,343	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	2.422	9/25/2037	2,604,546
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50%	3.372	10/25/2037	8,892,474
9,000,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	3.372	10/25/2037	6,769,363
750,000	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	3.372	1/25/2038	738,998
532,271	Bayview Commercial Asset Trust Adj%	2.202	7/25/2036	511,297
1,087,053	Bayview Commercial Asset Trust Adj%	2.432	1/25/2037	872,169
854,271	Bayview Commercial Asset Trust Adj%	5.191	5/15/2043	796,088
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 144A, 1M Libor + 2.25%	4.121	4/25/2036	1,373,689
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A	7.285	3/25/2049	1,598,377
1,500,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 144A	5.686	2/15/2039	1,500,521
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7	6.028	4/15/2045	227,781
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7	5.942	4/15/2045	80,751
206,248	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10	5.464	1/15/2049	207,070
30,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, 144A	0.891	4/15/2017	1,361,577
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $36,349,824)			39,497,608

	CORPORATE BONDS - 3.9%
	FINANCIAL - 3.9%
3,500,000	Freedom Mortgage Corp. 144A	8.125	11/25/2024	3,596,250
9,150,000	Ocwen Financial Corp. 144A	8.375	11/15/2022	9,470,250
6,000,000	TitleMax Finance Corp. 144A	8.500	9/15/2018	5,745,000
				18,811,500
	MATERIALS - 0.0%
95,275	Cobre Del Mayo SA de CV, 144A	8.750	11/15/2021	34,799
	TOTAL CORPORATE BONDS (Cost $18,565,370)

	OTHER MORTGAGE BACKED SECURITIES - 1.1%
3,929,419	Conseco Financial Corp.	6.970	5/15/2029	3,269,929
4,145,665	Conseco Finance Securitizations Corp.	10.000	12/1/2033	921,788
892,073	Conseco Finance Securitizations Corp.	7.690	3/1/2031	698,046
114,745	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.21%	2.081	9/25/2035	106,497
224,667	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor + 1.10%	2.972	8/25/2034	206,427
254,368	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1	3.951	6/25/2036	232,607
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $5,357,645)			5,435,294

	U.S. GOVERNMENT TREASURY - 4.1% **
5,000,000	United States Treasury Bill, 0.00% due 4/5/2018	0.000	4/5/2018	4,999,242
5,000,000	United States Treasury Bill, 0.00% due 4/26/2018	0.000	4/26/2018	4,994,700
6,000,000	United States Treasury Bill, 0.00% due 5/10/2018	0.000	5/10/2018	5,990,185
2,000,000	United States Treasury Bill, 0.00% due 6/14/2018	0.000	6/14/2018	1,992,877
2,000,000	United States Treasury Bill, 0.00% due 6/28/2018	0.000	6/28/2018	1,991,892
	TOTAL U.S. GOVERNMENT TREASURY (Cost $19,969,373)			19,968,896

Shares
	SHORT-TERM INVESTMENT - 10.7%
	MONEY MARKET FUND - 10.7%
51,445,784	Goldman Sachs Financial Square Funds - Government Fund
	Government Fund, to yield 0.97% * (Cost $51,445,784)	0.970		51,445,784

	TOTAL INVESTMENTS - 102.8% (Cost - $475,006,615)			$496,890,537
	LIABILITIES IN EXCESS OF OTHER ASSETS LESS LIABILITIES - (2.8)%			(13,418,822)
	TOTAL NET ASSETS - 100.0%			$483,471,715

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

**	Zero Coupon Bond

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2018 144A securities amounted to $99,012,683 or 23.9% of net assets.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

ASSETS
Investment in securities (identified cost $475,006,615), at fair value	$496,890,537
Receivable for Fund shares sold	4,603,726
Interest receivable	1,448,009
Receivable for securities sold	48,037
Prepaid expenses and other assets	54,644
TOTAL ASSETS	503,044,953

LIABILITIES
Payable for investments purchased	16,289,701
Payable for Fund shares redeemed	2,585,938
Investment advisory fees payable	667,375
Due to Custodian	5,751
Payable to related parties	8,973
Distribution (12b-1) fees payable	15,500
TOTAL LIABILITIES	19,573,238
NET ASSETS	$483,471,715

Net Assets Consist Of:
Paid in capital	$497,550,007
Accumulated net investment loss	(5,515,716)
Accumulated net realized loss from security transactions	(30,446,498)
Net unrealized appreciation of investments	21,883,922
NET ASSETS	$483,471,715

Net Asset Value Per Share:
Class A Shares:
Net Assets	$65,676,787
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,822,993
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.28
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$11.97

Class C Shares:
Net Assets	$2,705,527
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	240,233
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.26

Class I Shares:
Net Assets	$415,054,602
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	36,769,244
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.29

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

INVESTMENT INCOME
Interest income	$9,717,382
TOTAL INVESTMENT INCOME	9,717,382

EXPENSES
Investment advisory fees	3,875,765
Distribution (12b-1) Fees:
Class A	71,926
Class C	6,350
Administrative services fees	164,830
Shareholder service fees	90,424
Accounting services fees	41,457
Professional fees	30,347
Registration fees	25,930
Printing and postage expenses	24,932
Transfer agent fees	22,840
Custodian fees	21,898
Compliance officer fees	10,815
Trustees fees and expenses	7,080
Insurance expense	2,843
Other expenses	9,834
TOTAL EXPENSES	4,407,271

Less: Fees waived by the Adviser	(131,522)

NET EXPENSES	4,275,749
NET INVESTMENT INCOME	5,441,633

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(1,900,990)
Net change in unrealized appreciation on investments	3,710,093

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,809,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,250,736

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment income	$5,441,633	$4,802,427
Net realized gain (loss) from security transactions	(1,900,990)	407,955
Net change in unrealized appreciation of investments	3,710,093	16,426,040
Net increase in net assets resulting from operations	7,250,736	21,636,422

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,402,263)	(1,358,837)
Class C **	(39,896)	(8,472)
Class I	(9,515,190)	(6,157,425)
From return of capital:
Class A	—	(399,674)
Class C **	—	(5,178)
Class I	—	(1,859,284)
Net decrease in net assets resulting from distributions to shareholders	(10,957,349)	(9,788,870)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	47,316,719	60,177,868
Proceeds from fund reorganization	—	1,102,697
Class C **	1,986,104	267,005
Proceeds from fund reorganization	—	727,461
Class I	188,151,706	289,720,357
Proceeds from fund reorganization	—	3,541,051
Net asset value of shares issued in reinvestment of distributions:
Class A	1,358,302	1,203,289
Class C **	38,903	13,498
Class I	7,270,262	6,709,910
Payments for shares redeemed:
Class A	(49,507,213)	(12,567,004)
Class C **	(138,859)	(192,458)
Class I	(84,357,105)	(35,640,108)
Net increase in net assets resulting from shares of beneficial interest	112,118,819	315,063,566

TOTAL INCREASE IN NET ASSETS	108,412,206	326,911,118

NET ASSETS
Beginning of Period	375,059,509	48,148,391
End of Period*	$483,471,715	$375,059,509
* Includes undistributed net investment loss of:	$(5,515,716)	$—

**	The Deer Park Fund Class C commenced operations on April 6, 2017.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
SHARE ACTIVITY
Class A:
Shares sold	4,158,352	5,428,746
Shares sold from reorganization	—	101,467
Shares reinvested	120,224	108,890
Shares redeemed	(4,338,352)	(1,118,488)
Net increase (decrease) in shares of beneficial interest outstanding	(59,776)	4,520,615

Class C: **
Shares sold	174,819	23,445
Shares sold from reorganization	—	66,905
Shares reinvested	3,449	1,201
Shares redeemed	(12,203)	(17,383)
Net increase in shares of beneficial interest outstanding	166,065	74,168

Class I:
Shares sold	16,481,757	26,136,249
Shares sold from reorganization	—	325,494
Shares reinvested	642,836	603,497
Shares redeemed	(7,385,581)	(3,196,217)
Net increase in shares of beneficial interest outstanding	9,739,012	23,869,023

**	The Deer Park Fund Class C commenced operations on April 6, 2017.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2018		Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.36		$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.26	0.44
Net realized and unrealized gain on investments	0.05		0.92	0.64
Total from investment operations	0.19		1.18	1.08
Less distributions from:
Net investment income	(0.27)		(0.39)	(0.34)
Return of capital	—		(0.07)	(0.10)
Total distributions	(0.27)		(0.46)	(0.44)
Net asset value, end of period	$11.28		$11.36	$10.64
Total return (3)	1.67	% (6)	11.29%	10.97	% (6)
Net assets, at end of period (000s)	$65,677		$66,837	$14,493
Ratio of gross expenses to average net assets (4)	2.30	% (5)	2.43%	3.25	% (5)
Ratio of net expenses to average net assets	2.24	% (5)	2.24%	2.24	% (5)
Ratio of net investment income to average net assets	2.39	% (5)	2.38%	4.82	% (5)
Portfolio Turnover Rate	11	% (6)	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class A shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2018	Period Ended
Class C	(Unaudited)	September 30, 2017 (1)
Net asset value, beginning of period	$11.36	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.02
Net realized and unrealized gain on investments	0.06	1.54
Total from investment operations	0.14	1.56
Less distributions from:
Net investment income	(0.24)	(0.13)
Return of capital	—	(0.07)
Total distributions	(0.24)	(0.20)
Net asset value, end of period	$11.26	$11.36
Total return (3)(6)	1.23%	6.51%
Net assets, at end of period (000s)	$2,706	$842
Ratio of gross expenses to average net assets (4)(5)	3.06%	3.18%
Ratio of net expenses to average net assets (5)	2.99%	2.99%
Ratio of net investment income to average net assets (5)	1.37%	0.41%
Portfolio Turnover Rate (6)	11%	10%

(1)	The Deer Park Total Return Credit Fund Class C shares commenced operations on April 6, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2018		Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.37		$10.65	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.29	0.49
Net realized and unrealized gain on investments	0.05		0.91	0.62
Total from investment operations	0.20		1.20	1.11
Less distributions from:
Net investment income	(0.28)		(0.41)	(0.35)
Return of capital	—		(0.07)	(0.11)
Total distributions	(0.28)		(0.48)	(0.46)
Net asset value, end of period	$11.29		$11.37	$10.65
Total return (3)	1.79	% (6)	11.51%	11.32	% (6)
Net assets, at end of period (000s)	$415,055		$307,380	$33,655
Ratio of gross expenses to average net assets (4)	2.05	% (5)	2.18%	3.00	% (5)
Ratio of net expenses to average net assets	1.99	% (5)	1.99%	1.99	% (5)
Ratio of net investment income to average net assets	2.61	% (5)	2.64%	5.07	% (5)
Portfolio Turnover Rate	11	% (6)	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class I shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Non - Agency Residential Mortgage Backed Securities	$—	$361,696,656	$—	$361,696,656
Commercial Mortgage Backed Securities	—	39,497,608	—	39,497,608
Corporate Bonds	—	18,846,299	—	18,846,299
Other Mortgage Backed Securities	—	5,435,294	—	5,435,294
U.S Government Treasury	—	19,968,896	—	19,968,896
Short Term Investment	51,445,784	—	—	51,445,784
Total	$51,445,784	$445,444,753	$—	$496,890,537

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature.

To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open 2016 tax year, or expected to be taken in the Fund’s 2017 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Should the Fund invest in derivative instruments, it would be exposed to market risk and would be disclosed in the portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $135,862,450 and $43,540,270, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the primary sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

fees received from the Fund.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the Fund incurred $3,875,765 in advisory fees of which $667,375 is payable as of March 31, 2018 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 29, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% per annum of Class A average daily net assets, 2.99% per annum of Class C average daily net assets and 1.99% per annum for Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2018, the Adviser waived fees of $131,522 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2019	9/30/2020
$246,743	$353,690

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

“Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2018, the Fund paid $71,926 and $6,350 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2018, the Distributor received $57,687 from front-end sales charges of which $8,204 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2017	September 30, 2016
Ordinary Income	$7,524,734	$1,245,115
Long-Term Capital Gain	—	—
Return of Capital	2,264,136	480,802
	$9,788,870	$1,725,917

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(2,362,147)	$(26,183,361)	$—	$18,173,829	$(10,371,679)

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,362,147.

At September 30, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Capital Loss
Non-Expiring	Non-Expiring	Carryforward
Short-Term	Long-Term	Limitation	Total
$7,823	$—	26,175,538	$26,183,361

As a result of the acquisition of another Fund, $8,501,390 and $17,674,148 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $54,110 under tax rules.

Permanent book and tax differences, primarily attributable to tax adjustments for paydowns and tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger resulted in reclassifications for the Fund for the fiscal six months ended March 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$26,229,648	$2,722,307	$(28,951,955)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$475,006,615	$27,690,826	$(5,806,904)	$21,883,922

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/17	3/31/18	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Class A	$1,000.00	$ 1,016.70	$11.24	2.24%
Class C	1,000.00	1,012.30	14.59	2.99
Class I	1,000.00	1,017.90	10.07	1.99

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/17	3/31/18	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Class A	$1,000.00	$1,013.79	$11.22	2.24%
Class C	1,000.00	1,010.08	15.07	2.99
Class I	1,000.00	1,015.01	10.00	1.99

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISERS
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/8/18